FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23669

Nuveen Multi-Asset Income Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

David J. Lamb – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: December 31

Date of reporting period: June 30, 2023

Item 1. Proxy Voting Record

FORM N-PX

ICA File Number:  811-23669

Registrant Name:  Nuveen Multi-Asset Income Fund

Reporting Period:  07/01/2022 - 06/30/2023

Nuveen Multi-Asset Income Fund

NAFTOGAZ OF UKRAINE NJSC Meeting Date: JUL 26, 2022 Record Date: Meeting Type: BONDHOLDER
Ticker: Security ID: G5308HAB9
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Extraordinary Resolution as per Meeting Notice	Management	For	Against

NAFTOGAZ OF UKRAINE NJSC Meeting Date: AUG 17, 2022 Record Date: Meeting Type: BONDHOLDER
Ticker: Security ID: G5308HAB9
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Extraordinary Resolution as per Meeting Notice	Management	For	Against

END NPX REPORT

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Multi-Asset Income Fund

By	/s/ David J. Lamb
David J. Lamb – Chief Administrative Officer

Date

August 21, 2023